Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Conservative Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 19.6%
Penn Series Flexibly Managed Fund*	55,370	$4,771,220
Penn Series Index 500 Fund*	62,780	2,345,469
Penn Series Large Cap Value Fund*	30,228	1,191,599
Penn Series Large Core Value Fund*	67,015	1,781,917
Penn Series Mid Core Value Fund*	38,307	1,203,997
Penn Series Real Estate Securities Fund*	17,977	582,258
TOTAL AFFILIATED EQUITY FUNDS (Cost $8,911,016)		11,876,460

AFFILIATED FIXED INCOME FUNDS — 77.0%
Penn Series High Yield Bond Fund*	181,387	3,036,424
Penn Series Limited Maturity Bond Fund*	1,497,321	20,109,025
Penn Series Quality Bond Fund*	1,365,361	23,552,466
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $43,376,257)		46,697,915

AFFILIATED INTERNATIONAL EQUITY FUNDS — 2.8%
Penn Series Developed International Index Fund*	68,154	1,165,434
Penn Series International Equity Fund*	13,518	569,796
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $1,349,632)		1,735,230

SHORT-TERM INVESTMENTS — 1.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.030%) (Cost $971,583)	971,583	971,583
TOTAL INVESTMENTS — 101.0% (Cost $54,608,488)		$61,281,188
Other Assets & Liabilities — (1.0)%		(636,730)
TOTAL NET ASSETS — 100.0%		$60,644,458

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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